Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-33672
Entity Registrant Name	PALISADE BIO, INC.
Entity Central Index Key	0001357459
Entity Tax Identification Number	52-2007292
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4600 South Syracuse Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(858)
Local Phone Number	704-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PALI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false